Note 15 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
12-month period ending June 30,	Amount
2025	$1,234,202
2026	635,759
2027	327,074
2028	271,496
2029	183,298
2030 and thereafter	226,900
Total	$2,878,729